Schedule of Other Income (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income
Government grants	$ 13,852	$ 17,645	$ 10,700	$ 10,930
Interest Income	80,468	102,500	158	149
Foreign exchange gain				9,698
Fair value changes on financial assets at fair value through profit or loss	15,049	19,169	18,358	7,280
Insurance claims	51,416	65,494	4,282
Gain on disposal of plant and equipment			2,631
Rental income	5,495	7,000		12,010
Administrative charges income	48,685	62,016
Sundry income	3,261	4,152	8,652	9,805
Other income	$ 218,226	$ 277,976	$ 44,781	$ 49,872